Note 9 - Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Accrued Expenses And Other Liabilities Disclosure [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

	December 31, 2012	June 30, 2013
Accrued compensation and employee benefits	€1,176	€881
Due to social security	326	345
Withholding tax due	162	150
VAT payables	-	500
Income tax payables	11	-
Other payables	64	69
Total	€1,739	€1,945